Long Term Loan (Details) - Schedule of Long Term Loan - USD ($)		Dec. 31, 2023	Dec. 31, 2022
Long-term Loans
Long-term loans		$ 2,977,166	$ 1,160,000
Jiangsu Yuantong Municipal Projects Construction Co., Ltd. [Member]
Long-term Loans
Long-term loans	[1]	1,267,623	1,160,000
Changshu Tongjiang Machinery Co., Ltd. [Member]
Long-term Loans
Long-term loans	[2]	140,847
Tu and Lei Creative Design (Beijing) Co., Ltd. [Member]
Long-term Loans
Long-term loans	[3]	14,080
Zhang Miao [Member]
Long-term Loans
Long-term loans	[4]	725,140
Zhang Lei Studio [Member]
Long-term Loans
Long-term loans	[5]	14,085
Xinyi Xinshuo Concrete Co., Ltd. [Member]
Long-term Loans
Long-term loans	[6]	70,424
Xinyi Xinnan Real Estate Co., Ltd. [Member]
Long-term Loans
Long-term loans	[7]	84,508
Bai Shu Tong [Member]
Long-term Loans
Long-term loans	[8]	281,694
Hainan Boxinda Technology Partnership (Limited partnership) [Member]
Long-term Loans
Long-term loans	[9]	206,482
Chen Guo [Member]
Long-term Loans
Long-term loans	[10]	59,605
Honghe County Yisa Hengtong Decoration Company [Member]
Long-term Loans
Long-term loans	[11]	$ 112,678

[1]	On October 11, 2022, Beijing REIT entered into a loan agreement with Jiangsu Yuantong Municipal Projects Construction Co., Ltd. to borrow approximately $1.2 million (RMB 8 million) as working capital loan for two years. The loan was from October 11, 2022 to October 10, 2024 and interest-free. On January 18, 2023, the parties revised the loan agreement to increase the principal amount to approximately $1.3 million (RMB9 million) with a new maturity date of January 17, 2025.
[2]	On January 1, 2023, Beijing REIT entered into a loan agreement with Changshu Tongjiang Machinery Co., Ltd. to borrow $140,847 (RMB1 million) as working capital loan for two years. The loan was from January 1, 2023 to December 31, 2025 and interest-free.
[3]	On January 1, 2023, Beijing REIT entered into a loan agreement with Tu and Lei Creative Design (Beijing) Co., Ltd. to borrow approximately $14,000 (RMB0.1 million) as working capital loan for two years. The loan was from January 1, 2023 to December 31, 2025 and interest-free. The Company repaid $7,465 in April 2024.
[4]	On February 8, 2023, Beijing REIT and Xinyi REIT entered into a loan agreement with Zhang Miao to borrow $725,140 (RMB5.2 million) as working capital loan for two years. The loan was from February 8, 2023 to February 7, 2025 and interest-free. The Company repaid $25,352 in March 2024.
[5]	On November 20, 2023, Beijing REIT entered into a loan agreement Zhang Lei Studio to borrow approximately $14,085 (RMB0.1 million) as working capital loan for two years. The loan was from November 20, 2023 to November19, 2025 and interest-free.
[6]	On September 17, 2023, Xinyi REIT entered into a loan agreement with Xinyi Xinshuo Concrete Co., Ltd. to borrow approximately $70,424 (RMB0.5 million) as working capital loan for two years. The loan was from September 17, 2023 and September 16, 2025 and interest-free.
[7]	On May 27, 2023, Xinyi REIT entered into a loan agreement with Xinyi Xinnan to borrow approximately $84,508 (RMB0.6 million) as working capital loan for two years. The loan was from May 27, 2025 to on May 26, 2025 and interest-free.
[8]	On December 27, 2023, REIT Ecological Technology Co., Ltd entered into a loan agreement with Bai Shu Tong to borrow approximately $281,694 (RMB2 million) as working capital loan for two years. The loan was from December 27, 2023 and December 26, 2025 and interest-free. The loan was fully repaid in April 2024.
[9]	In 2023, REIT Technology, Hainan Yile IoT and IoV Technology Research obtained working capital loans of $207,036 (RMB1.5 million) from Hainan Boxinda Science Technology Partnership. The loan was from January 30, 2023 to July 3, 2025 and interest-free. The loan was fully repaid in April 2024.
[10]	On January 20, 2023, the Company entered into a loan agreement with Chen Guo to borrow approximately $59,605 (RMB0.42 million) as working capital loan for two years. The loan is from January 20, 2023 to January 19, 2025 and bears an annual interest of 1%.
[11]	On May 26, 2023, the Company entered into a loan agreement with Honghe County Yisa Hengtong Decoration Company to borrow approximately $112,678 (RMB0.8 million) as working capital loan for two years. The loan is from May 26, 2023 to May 5, 2023 and bears an annual interest of 1%.